Related Party Balances and Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Related Party Transaction [Line Items]
Stock-based compensation	$ 369,437	$ 870,808	$ 659,015	$ 870,808	$ 880,595	$ 789,679
Management fees	97,950	86,079	187,437	138,155
Consulting fees	135,953	107,687	356,180	110,287	167,942	206,913
Due to related party	7,680		7,680		12,952	51,081
Interim chief executive officer
Related Party Transaction [Line Items]
Management fees					50,072
Due to related party	7,680		7,680		7,825
Chief financial officer
Related Party Transaction [Line Items]
Due to related party					5,127
Chief Financial Officer and director
Related Party Transaction [Line Items]
Management fees	25,232	0	47,900	0		9,425
Consulting fees					37,791	29,531
Due to related party					5,127	1,210
Former Chief Executive Officer
Related Party Transaction [Line Items]
Management fees						2,712
Chief Operating Officer
Related Party Transaction [Line Items]
Consulting fees					90,000
Former Chief Financial Officer
Related Party Transaction [Line Items]
Management fees					62,353	47,124
Due to related party						4,033
Director one
Related Party Transaction [Line Items]
Management fees					225,992	144,528
Due to related party						28,810
Former Chief Executive Officer and former director
Related Party Transaction [Line Items]
Management fees	$ 0	$ 0	$ 9,401	$ 0	90,696	66,759
Due to related party						17,028
Related Parties
Related Party Transaction [Line Items]
Stock-based compensation					$ 579,904	$ 377,443